Marketable securities and other investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities Fair Value	$ 6,757,000	$ 9,619,000
Brokerage Account
Marketable Securities Fair Value	6,757,000	9,588,000
Other Securities
Marketable Securities Fair Value	$ 0	$ 31,000